Related Party Transactions - Additional Information (Detail) - USD ($)						1 Months Ended			3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 01, 2016	Apr. 29, 2016	Oct. 10, 2014	Sep. 03, 2014	Dec. 27, 2012	Aug. 31, 2016	Apr. 30, 2016	Apr. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Feb. 01, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Capital contribution received			$ 55,000,000
Dividend paid to stockholders				$ 50,000,000										$ 0	$ 0	$ 50,000,000
Additional expenses incurred for other related-party transactions											$ 800,000	$ 1,200,000		4,200,000	2,500,000	3,100,000
Accrued expenses and other current liabilities									$ 48,439,000		48,439,000			34,265,000	35,573,000
Non-cash loss on settlement of Merger-related escrow								$ 12,200,000						0	(12,200,000)	0
Prepaid expenses and other current assets														400,000	200,000
Additions											9,460,000	8,274,000		9,036,000	0	0
Proceeds from capital contribution	$ 30,600,000	$ 69,800,000				$ 30,600,000	$ 69,800,000				0	69,800,000		100,407,000	0	32,300,000
Share-based compensation											$ 886,000	2,830,000		$ 3,868,000	3,121,000	1,936,000
Expected repayment period											1 year			1 year
Amounts due from employees									300,000		$ 300,000			$ 300,000	300,000
Prepaid expenses and other current assets									14,773,000		14,773,000			10,158,000	10,626,000
Personal Use Of Corporate Jet
Related Party Transaction [Line Items]
Prepaid expenses and other current assets									200,000		200,000			400,000
General and administrative expenses
Related Party Transaction [Line Items]
Share-based compensation											736,000	3,038,000		3,927,000	2,472,000	1,688,000
Executive Officers | General and administrative expenses
Related Party Transaction [Line Items]
Share-based compensation														2,200,000
APX Group, Inc.
Related Party Transaction [Line Items]
Dividend paid to stockholders				$ 50,000,000
Vivint
Related Party Transaction [Line Items]
Accrued expenses and other current liabilities														2,500,000	1,700,000
Vivint Gives Back
Related Party Transaction [Line Items]
Accrued expenses and other current liabilities									700,000		700,000			1,800,000
Solar
Related Party Transaction [Line Items]
Sublease and other administrative expenses											1,100,000	2,800,000		4,600,000	7,100,000	8,500,000
Other expenses											200,000			$ 200,000	1,900,000
Line of credit, financing receivable, maximum borrowing capacity					$ 20,000,000
Interest on outstanding balance					7.50%
Non-competition agreement, term					3 years
Product development and supply agreement term					3 years
Product development and supply agreement renewal term					1 year
Marketing and Customer Relations Agreement, pilot program term														3 months
Blackstone Management Partners L.L.C.
Related Party Transaction [Line Items]
Transaction fees paid														$ 20,000,000
Prepaid expenses and other current assets														3,700,000	$ 3,600,000	$ 3,200,000
Fee paid for support services by BMP to Company														1,500,000
Accrued expenses and other current liabilities									1,100,000		$ 1,100,000
Payment of annual monitoring fee description											Company agreed to pay an annual monitoring fee equal to the greater of (i) a minimum base fee of $2.7 million, subject to adjustments if the Company engages in a business combination or disposition that is deemed significant and (ii) the amount of the monitoring fee paid in respect of the immediately preceding fiscal year, without regard to any post-fiscal year "true-up" adjustments as determined by the agreement.
Expenses related to agreement											$ 2,400,000	1,900,000
Blackstone Management Partners L.L.C. | Blackstone Management Partners LLC Support and Services Agreement
Related Party Transaction [Line Items]
Expenses related to agreement									0	$ 0	0	$ 0
Maximum advisory fee obligation									$ 1,500,000		1,500,000
Blackstone Management Partners L.L.C. | Minimum
Related Party Transaction [Line Items]
Annual monitoring base fee, minimum											$ 2,700,000			2,700,000
8.75% Senior Notes due 2020 | Senior Notes | Blackstone Advisory Partners L.P.
Related Party Transaction [Line Items]
Additions														600,000
7.875% Senior Secured Notes Due 2022 | Senior Notes | Blackstone Advisory Partners L.P.
Related Party Transaction [Line Items]
Additions													$ 700,000	$ 500,000